Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 2,026,767
Available-for-sale debt securities, Allowance for credit losses	120
Available-for-sale debt securities, Fair value	2,003,917	¥ 1,631,185
Held-to-maturity securities, Amortized cost	113,790	113,805
Held-to-maturity securities, Fair value	139,132
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	113,790	113,805
Held-to-maturity securities, Allowance for credit losses	0
Held-to-maturity securities, Gross unrealized gains	25,342	29,384
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	139,132	143,189
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	846,736	640,197
Available-for-sale debt securities, Allowance for credit losses	0
Available-for-sale debt securities, Gross unrealized gains	6,071	21,063
Available-for-sale debt securities, Gross unrealized losses	(31,649)	(7,315)
Available-for-sale debt securities, Fair value	821,158	653,945
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	274,770	251,738
Available-for-sale debt securities, Allowance for credit losses	(120)
Available-for-sale debt securities, Gross unrealized gains	4,238	2,031
Available-for-sale debt securities, Gross unrealized losses	(2,612)	(3,414)
Available-for-sale debt securities, Fair value	276,276	250,355
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	742,862	595,625
Available-for-sale debt securities, Allowance for credit losses	0
Available-for-sale debt securities, Gross unrealized gains	10,125	8,727
Available-for-sale debt securities, Gross unrealized losses	(10,736)	(7,875)
Available-for-sale debt securities, Fair value	742,251	596,477
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	35,668	56,957
Available-for-sale debt securities, Allowance for credit losses	0
Available-for-sale debt securities, Gross unrealized gains	549	929
Available-for-sale debt securities, Gross unrealized losses	(1,760)	(9,214)
Available-for-sale debt securities, Fair value	34,457	48,672
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	126,731	92,363
Available-for-sale debt securities, Allowance for credit losses	0
Available-for-sale debt securities, Gross unrealized gains	4,308	3,267
Available-for-sale debt securities, Gross unrealized losses	(1,264)	(13,894)
Available-for-sale debt securities, Fair value	129,775	81,736
Equity securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	2,026,767	1,636,880
Available-for-sale debt securities, Allowance for credit losses	(120)
Available-for-sale debt securities, Gross unrealized gains	25,291	36,017
Available-for-sale debt securities, Gross unrealized losses	(48,021)	(41,712)
Available-for-sale debt securities, Fair value	2,003,917	1,631,185
Held-to-maturity securities, Amortized cost	2,140,557	1,750,685
Held-to-maturity securities, Allowance for credit losses	(120)
Held-to-maturity securities, Gross unrealized gains	50,633	65,401
Held-to-maturity securities, Gross unrealized losses	(48,021)	(41,712)
Held-to-maturity securities, Fair value	¥ 2,143,049	¥ 1,774,374